Other Financial Obligations	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Financial Obligations [Abstract]
Other Financial Obligations
24.	Other Financial Obligations:

As of December 31, 2020 and 2021, other financial institutions are detailed as follows:

	2020	2021
	MCh$	MCh$
Other Chilean obligations	191,258	274,395
Public sector obligations	455	223
Total	191,713	274,618